Private Placement - Additional Information (Detail) - Private Placement [Member]	May 28, 2021 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Sale of stock, number of shares issued in transaction | shares	4,333,333
Sale of stock, price per share	$ 1.5
Proceeds from Issuance of Private Placement | $	$ 6,500,000
Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 11.5